ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)
ORDINARY SHARES
Ordinary shares, shares authorized | shares		405,462,685
Ordinary shares, par value | $ / shares		$ 0.0001
Common stock shares repurchased, value | ¥	¥ 18,054		¥ 45,365		¥ 21,798
Class B Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares authorized | shares		200,000,000		200,000,000
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Class A Ordinary Shares
ORDINARY SHARES
Ordinary shares, shares authorized | shares		9,700,000,000		9,700,000,000
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary Shares | Class A Ordinary Shares
ORDINARY SHARES
Common stock shares repurchased | shares	7,331,208	7,331,208	10,219,572	10,219,572
Common stock shares repurchased, value	¥ 18,054	$ 2,558	¥ 45,365	$ 6,905
Ordinary Shares | Class A Ordinary Shares | Weighted Average
ORDINARY SHARES
Weighted average share price | $ / shares		$ 0.344		$ 0.671
Total Huami Corporation Shareholders' (Deficit)/Equity
ORDINARY SHARES
Common stock shares repurchased, value | ¥	¥ 18,054		¥ 45,365		¥ 21,798